FAIR VALUE MEASUREMENTS (Fair Value Of Rap Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1,	¥ 72,019,365	¥ 92,404,068	¥ 148,187,615
Additions		2,164,200	1,425,026
Amortization	(14,687,691)	(18,574,433)	(28,243,063)
Cancellation		(3,974,470)	(28,965,510)
Balance at December 31,	¥ 57,331,674	¥ 72,019,365	¥ 92,404,068